Employee benefit plans - Sensitivity analysis (Details) € in Thousands	Dec. 31, 2025 EUR (€)
Sensitivity analysis
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Discount rate
Sensitivity analysis
Increase (decrease) in pension liability due to increase in assumption	€ (54,284)
Increase (decrease) in pension liability due to decrease in assumption	61,260
Rate of compensation increase
Sensitivity analysis
Increase (decrease) in pension liability due to increase in assumption	7,985
Increase (decrease) in pension liability due to decrease in assumption	(7,825)
Rate of pension increase
Sensitivity analysis
Increase (decrease) in pension liability due to increase in assumption	31,332
Increase (decrease) in pension liability due to decrease in assumption	€ (28,619)
Mortality rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	10.00%
Decrease in actuarial assumption (as a percent)	10.00%
Increase (decrease) in pension liability due to increase in assumption	€ (18,686)
Increase (decrease) in pension liability due to decrease in assumption	€ 20,864